Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	$ 4,565	$ 6,152
Current portion of derivative assets	17,500	18,444
Derivative assets	101,255	62,867
Accrued liabilities	(12,161)	(11,115)
Current portion of derivative liabilities	(86,626)	(76,980)
Derivative liabilities	(169,867)	(130,903)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates	4,565	4,608
Current portion of derivative assets	17,200	17,044
Derivative assets	99,755	59,467
Accrued liabilities	(11,812)	(10,960)
Current portion of derivative liabilities	(85,007)	(75,615)
Derivative liabilities	(149,593)	(114,187)
Currency swaps [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates
Current portion of derivative assets
Accrued liabilities	(125)	(155)
Current portion of derivative liabilities	(1,619)	(1,365)
Derivative liabilities	(20,274)	(16,716)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates		1,544
Current portion of derivative assets	300	1,400
Derivative assets	1,500	3,400
Accrued liabilities	$ (224)